The Cboe Vest Family of Funds

Cboe Vest S&P 500® Buffer Protect Strategy Fund
Class A Shares (BUAGX)
Class C Shares (BUCGX)
Investor Class Shares (BUMGX)
Institutional Class Shares (BUIGX)
Class Y Shares (BUYGX)

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

IMPORTANT NOTIFICATION:   FUND NAME CHANGE

Supplement dated April 18, 2018
To the Cboe Vest S&P 500® Buffer Protect Fund’s Prospectuses and
Statement of Additional dated February 28, 2018

(as supplemented from time to time)

* * * * * * * *

Effective April 24, 2018, the Cboe Vest S&P 500® Buffer Protect Strategy Fund will change its name.

The new name of the Fund will be “Cboe Vest S&P 500® Buffer Strategy Fund”. Therefore, all references to the Cboe Vest S&P 500® Buffer Protect Strategy Fund in the Prospectuses and Statement of Additional Information will be replaced with Cboe Vest S&P 500® Buffer Strategy Fund. No shareholder action is required.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

The Cboe Vest Family of Funds

Cboe Vest S&P 500® Buffer Strategy (January) Fund	Cboe Vest S&P 500® Buffer Strategy (July) Fund
Class A Shares (BUAJX)	Class A Shares (BUALX)
Class C Shares (BUCJX)	Class C Shares (BUCLX)
Investor Class Shares (BUMJX)	Investor Class Shares (BUMLX)
Institutional Class Shares (BUIJX)	Institutional Class Shares (BUILX)

Cboe Vest S&P 500® Buffer Strategy (February) Fund	Cboe Vest S&P 500® Buffer Strategy (August) Fund
Class A Shares (BUAFX)	Class A Shares (BUATX)
Class C Shares (BUCFX)	Class C Shares (BUCTX)
Investor Class Shares (BUMFX)	Investor Class Shares (BUMTX)
Institutional Class Shares (BUIFX)	Institutional Class Shares (BUITX)

Cboe Vest S&P 500® Buffer Strategy (March) Fund	Cboe Vest S&P 500® Buffer Strategy (September) Fund
Class A Shares (BUAMX)	Class A Shares (BUASX)
Class C Shares (BUCMX)	Class C Shares (BUCSX)
Investor Class Shares (BUMMX)	Investor Class Shares (BUMSX)
Institutional Class Shares (BUIMX)	Institutional Class Shares (BUISX)

Cboe Vest S&P 500® Buffer Strategy (April) Fund	Cboe Vest S&P 500® Buffer Strategy (October) Fund
Class A Shares (BUAAX)	Class A Shares (BUAOX)
Class C Shares (BUCAX)	Class C Shares (BUCOX)
Investor Class Shares (BUMAX)	Investor Class Shares (BUMOX)
Institutional Class Shares (BUIAX)	Institutional Class Shares (BUIOX)

Cboe Vest S&P 500® Buffer Strategy (May) Fund	Cboe Vest S&P 500® Buffer Strategy (November) Fund
Class A Shares (BUAYX)	Class A Shares (BUANX)
Class C Shares (BUCYX)	Class C Shares (BUCNX)
Investor Class Shares (BUMYX)	Investor Class Shares (BUMNX)
Institutional Class Shares (BUIYX)	Institutional Class Shares (BUINX)

Cboe Vest S&P 500® Buffer Strategy (June) Fund	Cboe Vest S&P 500® Buffer Strategy (December) Fund
Class A Shares (BUAUX)	Class A Shares (BUADX)
Class C Shares (BUCUX)	Class C Shares (BUCDX)
Investor Class Shares (BUMUX)	Investor Class Shares (BUMDX)
Institutional Class Shares (BUIUX)	Institutional Class Shares (BUIDX)

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Supplement dated April 18, 2018
To the Prospectuses and Statement of Additional dated February 28, 2018

(as supplemented from time to time)

* * * * * * * *

IMPORTANT NOTIFICATION:   FUND NAME CHANGE

Effective April 24, 2018, each monthly Cboe Vest S&P 500® Buffer Strategy Fund (collectively the “Monthly Funds”) will change their name as listed in the chart below.

OLD NAME	NEW NAME
Cboe Vest S&P 500® Buffer Protect Strategy (January) Fund	Cboe Vest S&P 500® Buffer Strategy (January) Fund
Cboe Vest S&P 500® Buffer Protect Strategy (February) Fund	Cboe Vest S&P 500® Buffer Strategy (February) Fund
Cboe Vest S&P 500® Buffer Protect Strategy (March) Fund	Cboe Vest S&P 500® Buffer Strategy (March) Fund
Cboe Vest S&P 500® Buffer Protect Strategy (April) Fund	Cboe Vest S&P 500® Buffer Strategy (April) Fund
Cboe Vest S&P 500® Buffer Protect Strategy (May) Fund	Cboe Vest S&P 500® Buffer Strategy (May) Fund
Cboe Vest S&P 500® Buffer Protect Strategy (June) Fund	Cboe Vest S&P 500® Buffer Strategy (June) Fund
Cboe Vest S&P 500® Buffer Protect Strategy (July) Fund	Cboe Vest S&P 500® Buffer Strategy (July) Fund
Cboe Vest S&P 500® Buffer Protect Strategy (August) Fund	Cboe Vest S&P 500® Buffer Strategy (August) Fund
Cboe Vest S&P 500® Buffer Protect Strategy (September) Fund	Cboe Vest S&P 500® Buffer Strategy (September) Fund
Cboe Vest S&P 500® Buffer Protect Strategy (October) Fund	Cboe Vest S&P 500® Buffer Strategy (October) Fund
Cboe Vest S&P 500® Buffer Protect Strategy (November) Fund	Cboe Vest S&P 500® Buffer Strategy (November) Fund
Cboe Vest S&P 500® Buffer Protect Strategy (December) Fund	Cboe Vest S&P 500® Buffer Strategy (December) Fund

Therefore, with respect the Monthly Fund’s in the Prospectuses and Statement of Additional Information the old name will be replaced with new name as listed above. No shareholder action is required.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE